Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

June 30, 2019

AFF25-QTLY-0819
1.818367.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $1,216,263)	1,220,000	1,216,429
	Shares	Value

Domestic Equity Funds - 38.7%
Fidelity Advisor Series Equity Growth Fund (b)	8,666,963	$126,364,328
Fidelity Advisor Series Growth Opportunities Fund (b)	5,590,823	83,974,163
Fidelity Advisor Series Small Cap Fund (b)	5,644,449	62,032,494
Fidelity Series All-Sector Equity Fund (b)	5,805,066	58,224,815
Fidelity Series Commodity Strategy Fund (b)	18,971,473	89,355,636
Fidelity Series Large Cap Stock Fund (b)	14,698,699	220,186,515
Fidelity Series Large Cap Value Index Fund (b)	1,880,689	24,242,081
Fidelity Series Opportunistic Insights Fund (b)	6,383,027	118,149,837
Fidelity Series Small Cap Opportunities Fund (b)	5,590,503	77,931,616
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,605,831	142,867,776
Fidelity Series Value Discovery Fund (b)	10,999,370	141,231,905
TOTAL DOMESTIC EQUITY FUNDS
(Cost $927,023,299)		1,144,561,166

International Equity Funds - 22.8%
Fidelity Series Canada Fund (b)	1,917,557	20,939,724
Fidelity Series Emerging Markets Fund (b)	2,385,829	22,927,816
Fidelity Series Emerging Markets Opportunities Fund (b)	10,784,077	205,868,027
Fidelity Series International Growth Fund (b)	11,794,947	192,021,734
Fidelity Series International Small Cap Fund (b)	2,666,268	43,273,529
Fidelity Series International Value Fund (b)	19,389,159	186,717,601
Fidelity Series Overseas Fund (b)	327,930	3,292,415
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $534,470,206)		675,040,846

Bond Funds - 32.1%
Fidelity Series Emerging Markets Debt Fund (b)	2,090,198	20,337,625
Fidelity Series Floating Rate High Income Fund (b)	424,982	3,952,330
Fidelity Series High Income Fund (b)	2,273,783	21,646,411
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,926,379	129,393,050
Fidelity Series International Credit Fund (b)	160,890	1,639,465
Fidelity Series Investment Grade Bond Fund (b)	52,917,912	604,851,732
Fidelity Series Long-Term Treasury Bond Index Fund (b)	16,696,459	155,444,033
Fidelity Series Real Estate Income Fund (b)	1,268,763	14,070,580
TOTAL BOND FUNDS
(Cost $923,229,165)		951,335,226

Short-Term Funds - 6.5%
Fidelity Cash Central Fund 2.42% (c)	5,674,895	5,676,030
Fidelity Series Government Money Market Fund 2.44% (b)(d)	151,827,175	151,827,175
Fidelity Series Short-Term Credit Fund (b)	3,384,205	34,011,261
TOTAL SHORT-TERM FUNDS
(Cost $191,240,246)		191,514,466
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,577,179,179)		2,963,668,133
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,928,664)
NET ASSETS - 100%		$2,961,739,469

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	83	Sept. 2019	$7,981,695	$64,047	$64,047
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2019	52,670	1,933	1,933
TOTAL FUTURES CONTRACTS					$65,980

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,216,429.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,582
Total	$34,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$133,889,507	$1,157,803	$14,789,163	$--	$3,262,996	$2,843,185	$126,364,328
Fidelity Advisor Series Growth Opportunities Fund	92,236,051	765,134	12,550,880	--	3,907,452	(383,594)	83,974,163
Fidelity Advisor Series Small Cap Fund	59,558,327	1,106,885	1,480,498	--	38,654	2,809,126	62,032,494
Fidelity Series All-Sector Equity Fund	60,005,061	530,889	4,772,644	--	(379,013)	2,840,522	58,224,815
Fidelity Series Canada Fund	19,112,491	1,106,874	430,363	--	(249)	1,150,971	20,939,724
Fidelity Series Commodity Strategy Fund	67,813,381	24,532,014	1,919,616	--	(54,701)	(1,015,442)	89,355,636
Fidelity Series Emerging Markets Debt Fund	20,071,618	484,913	510,233	301,840	721	290,606	20,337,625
Fidelity Series Emerging Markets Fund	21,387,953	2,360,810	467,232	--	(3,750)	(349,965)	22,927,816
Fidelity Series Emerging Markets Opportunities Fund	200,497,526	3,926,814	4,490,351	--	(286,507)	6,220,545	205,868,027
Fidelity Series Floating Rate High Income Fund	3,950,579	98,412	109,336	59,184	(1,465)	14,140	3,952,330
Fidelity Series Government Money Market Fund 2.44%	133,487,839	25,130,821	6,791,485	839,042	--	--	151,827,175
Fidelity Series High Income Fund	26,316,404	531,656	5,486,723	342,882	(202,860)	487,934	21,646,411
Fidelity Series Inflation-Protected Bond Index Fund	120,920,595	8,372,645	2,814,727	128,953	22,372	2,892,165	129,393,050
Fidelity Series International Credit Fund	1,580,415	10,707	--	10,707	--	38,532	1,639,465
Fidelity Series International Growth Fund	182,036,344	1,611,024	4,511,360	--	132,934	12,752,792	192,021,734
Fidelity Series International Small Cap Fund	43,024,293	388,180	2,054,330	--	106,538	1,808,848	43,273,529
Fidelity Series International Value Fund	173,983,022	9,181,107	3,035,997	--	21,513	6,567,956	186,717,601
Fidelity Series Investment Grade Bond Fund	578,541,563	41,864,331	28,780,153	4,700,944	(200,624)	13,426,615	604,851,732
Fidelity Series Large Cap Stock Fund	224,696,763	3,549,798	13,042,443	1,530,387	(599,719)	5,582,116	220,186,515
Fidelity Series Large Cap Value Index Fund	24,894,526	217,450	1,798,027	--	218,797	709,335	24,242,081
Fidelity Series Long-Term Treasury Bond Index Fund	163,441,825	5,835,939	22,092,475	1,139,490	955,345	7,303,399	155,444,033
Fidelity Series Opportunistic Insights Fund	124,294,179	1,081,574	14,386,997	--	91,674	7,069,407	118,149,837
Fidelity Series Overseas Fund	--	3,286,052	--	--	--	6,363	3,292,415
Fidelity Series Real Estate Income Fund	13,863,553	320,613	342,589	197,692	2,776	226,227	14,070,580
Fidelity Series Short-Term Credit Fund	33,592,360	958,174	808,536	233,138	314	268,949	34,011,261
Fidelity Series Small Cap Opportunities Fund	76,888,547	702,367	2,311,960	--	(168,767)	2,821,429	77,931,616
Fidelity Series Stock Selector Large Cap Value Fund	148,034,308	1,312,102	12,783,041	--	(801,843)	7,106,250	142,867,776
Fidelity Series Value Discovery Fund	145,224,728	1,296,409	9,281,307	--	(73,918)	4,065,993	141,231,905
	$2,893,343,758	$141,721,497	$171,842,466	$9,484,259	$5,988,670	$87,554,404	$2,956,775,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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